Income taxes (Tables)	12 Months Ended
Oct. 31, 2020
Text block [abstract]
Total Income Taxes
Total income taxes

$ millions, for the year ended October 31	2020	2019	2018 (1)
Consolidated statement of income
Provision for current income taxes
Adjustments for prior years	$(40)	$(125)	$(39)
Current income tax expense	1,366	1,365	1,392
	1,326	1,240	1,353
Provision for deferred income taxes
Adjustments for prior years	37	107	32
Effect of changes in tax rates and laws	4	34	87
Origination and reversal of temporary differences	(269)	(33)	(50)
	(228)	108	69
	1,098	1,348	1,422
OCI	130	22	42
Total comprehensive income	$1,228	$1,370	$1,464

(1)
Excludes loss carryforwards that were recognized directly in retained earnings relating to foreign exchange translation amounts on CIBC’s net investment in foreign operations. These amounts were previously reclassified to retained earnings as part of our transition to IFRS in 2012.

Components of Income Tax
Components of income tax

$ millions, for the year ended October 31	2020	2019	2018
Current income taxes
Federal	$613	$634	$686
Provincial	420	428	467
Foreign	390	226	188
	1,423	1,288	1,341
Deferred income taxes
Federal	(67)	30	54
Provincial	(44)	20	36
Foreign	(84)	32	33
	(195)	82	123
	$1,228	$1,370	$1,464

Reconciliation of Income Taxes
Reconciliation of income taxes

$ millions, for the year ended October 31	2020		2019		2018
Combined Canadian federal and provincial income tax rate applied to income before income taxes	$1,291	26.4%	$1,718	26.5%	$1,777	26.5%
Income taxes adjusted for the effect of:
Earnings of foreign subsidiaries	(66)	(1.3)	(214)	(3.3)	(220)	(3.3)
Tax-exempt income	(134)	(2.7)	(131)	(2.0)	(203)	(3.0)
Disposition	–	–	–	–	(1)	–
Changes in income tax rate on deferred tax balances	4	0.1	34	0.5	88	1.3
Impact of equity-accounted income	(18)	(0.4)	(23)	(0.4)	(29)	(0.4)
Other (including Enron settlement)	21	0.4	(36)	(0.5)	10	0.1
Income taxes in the consolidated statement of income	$1,098	22.5%	$1,348	20.8%	$1,422	21.2%

Sources of and Movement in Deferred Tax Assets and Liabilities
Deferred income taxes
Sources of and movement in deferred tax assets and liabilities
Deferred tax assets

$ millions, for the year ended October 31		Allowance for credit losses	Property and equipment	Pension and employee benefits	Provisions	Financial instrument revaluation	Tax loss carry- forwards (1)	Other	Total assets
2020	Balance at beginning of year before accounting policy changes	$170	$47	$567	$20	$1	$24	$157	$986
	Impact of adopting IFRS 16 at November 1, 2019	–	–	–	–	–	–	(12)	(12)
	Balance at beginning of year after accounting policy changes	170	47	567	20	1	24	145	974
	Recognized in net income	143	(23)	4	33	–	(1)	114	270
	Recognized in OCI	–	–	(18)	–	–	–	–	(18)
	Other (2)	1	15	1	–	–	(4)	(23)	(10)
	Balance at end of year	$314	$39	$554	$53	$1	$19	$236	$1,216
2019	Balance at beginning of year before accounting policy changes	$298	$12	$437	$16	$66	$38	$127	$994
	Impact of adopting IFRS 15 at November 1, 2018	–	–	–	–	–	–	3	3
	Balance at beginning of year after accounting policy changes	298	12	437	16	66	38	130	997
	Recognized in net income	(124)	14	46	3	(32)	(14)	20	(87)
	Recognized in OCI	–	–	83	–	(50)	–	–	33
	Other (2)	(4)	21	1	1	17	–	7	43
	Balance at end of year	$170	$47	$567	$20	$1	$24	$157	$986
2018	Balance at beginning of year under IAS 39	$245	$69	$559	$47	$124	$18	$107	$1,169
	Impact of adopting IFRS 9 at November 1, 2017	7	–	–	–	20	–	–	27
	Balance at beginning of year under IFRS 9	252	69	559	47	144	18	107	1,196
	Recognized in net income	31	(53)	(45)	(31)	(60)	20	22	(116)
	Recognized in OCI	1	–	(87)	–	(1)	–	–	(87)
	Other (2)	14	(4)	10	–	(17)	–	(2)	1
	Balance at end of year	$298	$12	$437	$16	$66	$38	$127	$994

Deferred tax liabilities
$ millions, for the year ended October 31		Intangible assets	Property and equipment	Pension and employee benefits	Goodwill	Financial instrument revaluation	Other	Total liabilities
2020	Balance at beginning of year before accounting policy changes	$(315)	$(68)	$(9)	$(84)	$(25)	$(6)	$(507)
	Impact of adopting IFRS 16 at November 1, 2019 (3)	–	(39)	–	–	–	–	(39)
	Balance at beginning of year after accounting policy changes	(315)	(107)	(9)	(84)	(25)	(6)	(546)
	Recognized in net income	13	(6)	(5)	(2)	(24)	(18)	(42)
	Recognized in OCI	–	–	(2)	–	(13)	–	(15)
	Other (2)	(3)	1	1	–	(1)	6	4
	Balance at end of year	$(305)	$(112)	$(15)	$(86)	$(63)	$(18)	$(599)
2019	Balance at beginning of year before accounting policy changes	$(287)	$(47)	$(11)	$(85)	$(12)	$6	$(436)
	Impact of adopting IFRS 15 at November 1, 2018	–	–	–	–	–	(5)	(5)
	Balance at beginning of year after accounting policy changes	(287)	(47)	(11)	(85)	(12)	1	(441)
	Recognized in net income	(16)	(12)	(1)	(1)	(4)	13	(21)
	Recognized in OCI	–	–	(6)	–	–	(1)	(7)
	Other (2)	(12)	(9)	9	2	(9)	(19)	(38)
	Balance at end of year	$(315)	$(68)	$(9)	$(84)	$(25)	$(6)	$(507)
2018	Balance at beginning of year under IFRS 9 (4)	$(329)	$(52)	$(10)	$(93)	$(17)	$29	$(472)
	Recognized in net income	53	–	3	1	3	(13)	47
	Recognized in OCI	–	–	(3)	–	(2)	13	8
	Other (2)	(11)	5	(1)	7	4	(23)	(19)
	Balance at end of year	$(287)	$(47)	$(11)	$(85)	$(12)	$6	$(436)
Net deferred tax assets as at October 31, 2020								$617
Net deferred tax assets as at October 31, 2019								$479
Net deferred tax assets as at October 31, 2018								$558

(1)
The deferred tax effect of tax loss carryforwards includes $19 million (2019: $22 million; 2018: $38 million) that relate to operating losses (of which $13 million relate to Canada, and $6 million relate to the Caribbean) that expire in various years commencing in 2021, and nil (2019: $2 million, 2018: nil) that relate to U.S. capital losses.

(2)	Includes foreign currency translation adjustments.
(3)	Transition impact from the adoption of IFRS 16 at November 1, 2019 is reported net for lease liability and right-of-use assets.
(4)	Transition impact from the adoption of IFRS 9 at November 1, 2017 was nil.